Acquisition of Copper Mountain Mining Corporation	12 Months Ended
Dec. 31, 2023
Copper Mountain Mining Corporation [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of Copper Mountain Mining Corporation [Text Block]

5. Acquisition of Copper Mountain Mining Corporation

On June 20, 2023, Hudbay acquired all of the issued and outstanding common shares of Copper Mountain, as part of a court-approved plan of arrangement. At the time, Copper Mountain held 75% of CMBC, the entity that owns 100% of the Copper Mountain mine. MMC owns the remaining 25% interest in CMBC as a non-controlling interest. As described in Note 1 above, on January 1, 2024, Hudbay amalgamated with Copper Mountain and continued as Hudbay Minerals Inc. Following the amalgamation, the Company directly holds a 75% interest in CMBC.

As a result of the acquisition, Hudbay obtained control of Copper Mountain on June 20, 2023.

Management determined that the assets and processes comprised a business and therefore accounted for the transaction as a business combination, using the acquisition method of accounting.

Consideration transferred:

The purchase consideration paid by Hudbay was for 100% of the net assets of Copper Mountain and their 100% owned subsidiaries ("100% owned entities") and a 75% ownership in CMBC. The aggregate purchase consideration for the acquired assets, net of the liabilities assumed is as follows:

Equity instruments (84,165,617 common shares of Hudbay)	$436,687
Cash	3,794
Consideration transferred - June 20, 2023	$440,481

The fair value of the common shares issued was based on Hudbay's listed share price of C$6.87 at the June 20, 2023 acquisition date. Immediately prior to the acquisition, Copper Mountain settled its outstanding restricted share units and performance share units through the issuance of shares and settled its stock options for replacement Hudbay options that were immediately settled in cash.

Hudbay incurred acquisition related costs of $6,932 during the year ended December 31, 2023, mainly relating to external legal and advisory fees and due diligence costs, which were recorded in other expense in the consolidated income statements. In addition, Hudbay incurred share issuance costs of $188 and presented these as a deduction from share capital.

Identifiable assets acquired and liabilities assumed:

The fair value of the net assets was determined using a combination of market, income and cost methods. The fair value of the non-controlling interest was then computed at a 25% of the equity interest in CMBC.

The following presents the allocation of the purchase price, resulting in recognized fair value amounts of identifiable assets acquired and liabilities assumed as follows:

Fair value of net assets acquired / (liabilities) assumed	Preliminary	Adjustment	Final
Cash and cash equivalent	$14,483	$-	$14,483
Trade and other receivables	19,110	-	19,110
Inventories	47,875	-	47,875
Prepaid expenses	3,096	-	3,096
Other financial assets	8,495	-	8,495
Property, plant and equipment	434,419	402	434,821
Mineral properties	383,000	(14,000)	369,000
Inventories - low grade stockpile	6,000	-	6,000
Trade and other payables	(77,111)	-	(77,111)
Advances from Hudbay	(3,421)	-	(3,421)
Lease liabilities	(44,167)	9,550	(34,617)
Other financial liabilities	-	(9,550)	(9,550)
Long-term debt	(144,981)	-	(144,981)
Environmental and other provisions	(12,702)	-	(12,702)
Deferred tax liabilities	(153,208)	4,962	(148,246)
Total fair value of net identifiable assets acquired	$480,888	$(8,636)	$472,252

The fair values allocated to assets acquired and liabilities assumed previously reported as at June 30, 2023 was based on the preliminary estimates at the acquisition date and subject to change for up to one year from the acquisition date. As of the date of the audited annual consolidated financial statements, the allocation of purchase price with respect to the fair value increment of assets acquired and liabilities assumed has been updated to reflect new information obtained that existed at the acquisition date. The Company has finalized its full assessment of the fair value of net assets acquired.

The fair values of mineral properties, low grade stockpile and other property, plant and equipment have been determined based on an independent valuation, using a combination of market, income and cost methods. In particular, the fair values of the mineral properties and low grade stockpile have been calculated using significant judgements and estimates.

Trade receivables acquired as part of the acquisition have a fair value of $8,764 which is equal to their gross contractual value. Other receivables acquired have a fair value of $10,346 which is equal to their gross contractual value. Trade and other receivables are expected to be collected during the next 12 months.

Hudbay provided advances to Copper Mountain prior to the acquisition date, which have been recorded as a purchaser loan.

Hudbay recognized goodwill as a result of the acquisition as follows:

	Preliminary	Adjustment	Final
Total consideration transferred	$440,481	$-	$440,481
Non-controlling interest	106,976	-	106,976
Less: value of net identifiable assets acquired	(480,888)	8,636	(472,252)
Goodwill upon acquisition at June 20, 2023	$66,569	$8,636	$75,205

The goodwill balance arose from the requirement to record deferred income tax liabilities measured at the tax effect of the difference between the fair values of the assets acquired and liabilities assumed and their tax bases. None of the goodwill recognized is expected to be deductible for income tax purposes.

The results of operations have been consolidated with those of the Company from the date of acquisition and included in the British Columbia operating segment. Had the business combination been affected at January 1, 2023, revenue and profit of the combined entity would have been $1,824,713 and $27,406 respectively. The revenue and net profit contributed from the acquisition of Copper Mountain has been $165,438 and $13,376 respectively.